United
                    High Income
                    Fund, Inc.

                    ANNUAL
                    REPORT
                    ----------------------------------------
                    For the fiscal year ended March 31, 1998

MANAGER'S LETTER
-----------------------------------------------------------------
MARCH 31, 1998


Dear Shareholder:

     This report relates to the operation of United High Income Fund for the fiscal year ended March 31, 1998. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     The past fiscal year was a very busy one in the high yield market.
Enormous demand for high yield bonds provided the capital to absorb the record issuance of such securities. The spread between high yield bonds and Treasuries reached all-time lows during the year, but widened back out during the October selloff in the equity markets. One ongoing trend that gained steam during the past year was industry consolidation, resulting in substantial merger and acquisition activity. Another trend was further deregulation of the telephone industry which led to the creation of many new telephone companies and large demand for capital to finance the new infrastructures. This industry now accounts for twelve percent of the Salomon Brothers High Yield Composite Index, accounted for nineteen percent of new issues in 1997 and was the best performing sector for the last twelve months.

     The investment strategies employed during the past year were to continue to stay fully invested and to increase the Fund's holdings of "B" rated securities. Both objectives were achieved by participating in the new issue calendar. The Fund's holdings in the telecommunications sector contributed to the Fund's performance. Also benefiting performance were the Fund's equity positions, which totaled 7.5% of the Fund's assets.

     The strategies and techniques we applied resulted in the performance of the Fund for the fiscal year remaining above the Salomon Brothers High Yield Composite Index and the Lipper High Current Yield Fund Universe Average, as charted on the following page. The Salomon Brothers Index reflects the performance of securities that generally represent the high-yield bond market and the Lipper index reflects the universe of funds with similar investment objectives.

     Our current outlook for the next fiscal year is a bit cautious. Cash flows into the high yield market are not expected to be as robust as last year and some credit quality concerns are developing. Events in Asia and Japan could lead to some rise in default rates. Strategies for the coming year therefore include stressing credit quality and concentrating the Fund's holdings on less cyclically exposed areas.

     Thank you very much for your continued support and confidence in our organization.

Respectfully,
Louise D. Rieke
Manager, United High Income Fund, Inc.

Comparison of Change in Value of $10,000 Investment in
                 United High Income Fund, Inc., Class A Shares,
                  Salomon Brothers High Yield Composite Index
            and the Lipper High Current Yield Fund Universe Average

                                                           Lipper
                             United        Salomon           High
                               High       Brothers        Current
                             Income           High          Yield
                              Fund,          Yield           Fund
                              Class      Composite       Universe
                           A Shares          Index        Average
                          ---------  -------------     ----------
     03/31/88 Purchase        9,425         10,000         10,000
     03/31/89                10,264         11,006         10,859
     03/31/90                 8,665         10,550         10,148
     03/31/91                 8,887         12,026         10,740
     03/31/92                11,706         15,482         13,823
     03/31/93                13,429         18,141         15,982
     03/31/94                14,597         19,633         17,665
     03/31/95                15,097         20,907         17,954
     03/31/96                17,235         24,321         20,603
     03/31/97                19,121         27,021         22,967
     03/31/98                22,570         31,840         26,896

===== United High Income Fund, Class A Shares* -- $22,570
***** Salomon Brothers High Yield Composite Index - $31,840
----- Lipper High Current Yield Fund Universe Average -- $26,896


*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Annual Average Total Return+
                    Class A++  Class Y
         -----------------------------

Year Ended
   3/31/98          11.24%     18.13%
5 Years Ended
   3/31/98           9.63%     N/A
10 Years Ended
   3/31/98           8.48%     N/A
Life of Class Y+++   N/A       13.41%


  + Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++ Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++ 1/4/96 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/98.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
UNITED HIGH INCOME FUND, INC.

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities                 primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk, fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks.

                             FOUNDED:   1979

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares


           PER SHARE DATA
For the Fiscal Year Ended March 31, 1998
----------------------------------------
DIVIDENDS PAID                  $0.82
                                =====
NET ASSET VALUE ON
   3/31/98                     $10.04
   3/31/97                       9.25
                               ------
CHANGE PER SHARE               $ 0.79
                               ======

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
1-year period ended 3-31-98                11.24%         18.03%
5-year period ended 3-31-98                 9.63%         10.94%
10-year period ended 3-31-98                8.48%          9.12%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, United High Income Fund, Inc. had net assets totaling $1,105,090,324 invested in a diversified portfolio of:

 86.26%  Corporate Debt Securities
  8.32%  Common and Preferred Stocks and Warrants
  5.42%  Cash and Cash Equivalents

As a shareholder of United High Income Fund, Inc., for every $100 you had invested on March 31, 1998, your Fund owned:

 $29.26  Manufacturing Bonds
  25.90  Transportation, Communication, Electric
           and Sanitary Services Bonds
  14.05  Services Bonds
   9.38  Wholesale and Retail Trade Bonds
   8.32  Common and Preferred Stocks and Warrants
   5.42  Cash and Cash Equivalents
   2.58  Mining Bonds
   1.60  Agriculture, Forestry and Fisheries Bonds
   1.51  Miscellaneous Investing Institutions Bonds
   1.44  Finance, Insurance and Real Estate Bonds
   0.54  Contract Construction Bonds

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998
                                            Shares          Value
COMMON AND PREFERRED STOCKS AND WARRANTS
Agricultural Production - Livestock - 0.13%
 Pilgrim's Pride Corporation  ..........   100,000 $    1,456,200

Communication - 2.25%
 Adelphia Communications Corporation,
   13.0% Preferred  ....................     5,000        595,000
 Esat Holdings Limited,
   Warrants (A)* .......................     3,000        120,000
 Heartland Wireless Communications,
   Inc., Warrants (A)* .................    12,000            120
 IXC Communications, Inc.,
   12.5% Preferred .....................     3,716      4,533,520
 Intermedia Communications of
   Florida, Inc., 13.5% Preferred ......     5,761      7,057,265
 Iridium LLC, Warrants (A)*  ...........     6,500      1,592,500
 Jacor Communications, Inc.*  ..........    50,000      2,959,350
 Microcell Telecommunications Inc.,
   Warrants (A)* .......................    58,000      1,080,540
 Primus Telecommunications Group, Incorporated,
   Warrants* ...........................     5,000        175,000
 Teleport Communications Group Inc.*  ..    62,400      3,664,003
 Young Broadcasting Inc., Class A*  ....    63,000      3,150,000
   Total ...............................               24,927,298

Depository Institutions - 0.38%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......   150,000      4,162,500

Electric, Gas and Sanitary Services - 0.25%
 Consolidated Hydro, Inc.,
   Class B Warrants* ...................     7,578         15,156
 Consolidated Hydro, Inc.,
   Class C Warrants* ...................     4,919          7,379
 EUA Power Corporation, Contingent
   Interest Certificates* ..............     9,500             10
 El Paso Electric Company,
   11.4% Preferred .....................    18,715      2,079,704
 IntelCom Group Inc., Warrants (A)*  ...    20,625        644,531
   Total ...............................                2,746,780

Electronic & Other Electric Equipment - 0.03%
 Electronic Retailing Systems
   International, Inc., Warrants* ......     6,500        162,500
 Powertel, Inc., Warrants*  ............    16,000        188,000
   Total ...............................                  350,500

Furniture and Fixtures - 0.68%
 Lear Corporation*  ....................   132,700      7,480,963

General Building Contractors - 1.37%
 Walter Industries, Inc.*  .............   710,990     15,197,411

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Holding and Other Investment Offices - 0.15%
 National Health Investors, Inc.  ......    41,630 $    1,659,996

Hotels and Other Lodging Places - 0.01%
 Fitzgeralds Gaming Corporation,
   Warrants (A)* .......................    17,500        105,000

Lumber and Wood Products - 2.25%
 Triangle Pacific Corp.*  ..............   660,844     24,864,256

Paper and Allied Products - 0.17%
 SF Holdings Group, Inc., Units (A)(B)*        200      1,837,500

Printing and Publishing - 0.65%
 PRIMEDIA Inc., 10.0% Preferred  .......    35,000      3,692,500
 World Color Press, Inc.*  .............   100,000      3,475,000
   Total ...............................                7,167,500

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 8.32%                              $   91,955,904
 (Cost: $69,113,597)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.90%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 (A) ................   $ 5,650      5,621,750
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................     3,925      4,317,500
   Total ...............................                9,939,250

Agricultural Production - Livestock - 0.33%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 ...................     3,500      3,648,750

Amusement and Recreation Services - 1.37%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     4,500      5,062,500
 Premier Parks Inc.:
   12.0%, 8-15-2003 ....................     1,500      1,670,625
   9.25%, 4-1-2006 .....................     2,000      2,050,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     5,500      6,311,250
   Total ...............................               15,094,375

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Apparel and Accessory Stores - 0.33%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 ...................   $ 3,500 $    3,605,000

Apparel and Other Textile Products - 1.82%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     7,000      7,420,000
 Pillowtex Corporation:
   10.0%, 11-15-2006 ...................     1,000      1,082,500
   9.0%, 12-15-2007 (A) ................     4,250      4,430,625
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ..................     6,750      7,138,125
   Total ...............................               20,071,250

Auto Repair, Services and Parking - 0.64%
 Diamond Triumph Auto Glass, Inc.,
   9.25%, 4-1-2008 (A) .................     2,000      2,032,500
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A) ..............     4,750      5,070,625
   Total ...............................                7,103,125

Automotive Dealers and Service Stations - 0.64%
 Chief Auto Parts Inc.,
   10.5%, 5-15-2005 ....................     7,000      7,105,000

Building Materials and Garden Supplies - 0.52%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     2,500      2,671,875
 Reliant Building Products, Inc.,
   10.875%, 5-1-2004 ...................     3,000      3,120,000
   Total ...............................                5,791,875

Business Services - 2.17%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     4,250      4,706,875
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     5,620      6,294,400
 Federal Data Corporation,
   10.125%, 8-1-2005 ...................     2,500      2,587,500
 Lamar Advertising Company,
   9.625%, 12-1-2006 ...................     3,000      3,270,000
 UNICCO Service Company,
   9.875%, 10-15-2007 ..................     2,000      2,045,000
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 ...................     4,500      5,118,750
   Total ...............................               24,022,525

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Chemicals and Allied Products - 2.57%
 Carson, Inc.,
   10.375%, 11-1-2007 ..................   $ 2,900 $    2,987,000
 Chattem, Inc.,
   8.875%, 4-1-2008 (A) ................     2,000      2,030,000
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     2,500      2,793,750
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     6,000      6,240,000
 UCC Investors Holding, Inc.:
   10.5%, 5-1-2002 .....................     9,000      9,990,000
   0.0%, 5-1-2005 (C) ..................     4,410      4,365,900
   Total ...............................               28,406,650

Coal Mining - 0.39%
 AEI Holding Company, Inc.,
   10.0%, 11-15-2007 (A) ...............     2,250      2,373,750
 Anker Coal Group, Inc.,
   9.75%, 10-1-2007 ....................     1,950      1,920,750
   Total ...............................                4,294,500

Communication - 22.24%
 ACME Television, LLC,
   0.0%, 9-30-2004 (A)(C) ..............     7,400      6,086,500
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     2,250      2,334,375
   12.5%, 5-15-2002 ....................       389        408,450
   9.25%, 10-1-2002 ....................     7,000      7,280,000
   10.5%, 7-15-2004 ....................     4,000      4,390,000
   9.875%, 3-1-2007 ....................     3,000      3,262,500
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     4,500      4,736,250
 Allegiance Telecom, Inc., Units,
   0.0%, 2-15-2008 (A)(C)(D) ...........     6,000      3,480,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     3,250      3,477,500
 Centennial Cellular Corp.,
   10.125%, 5-15-2005 ..................     3,000      3,322,500
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     5,250      5,572,088
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (C) ................     9,000      7,470,000
 Concentric Network Corporation, Units,
   12.75%, 12-15-2007 (A)(E) ...........     4,000      4,600,000
 Crown Castle International Corp.,
   0.0%, 11-15-2007 (A)(C) .............     3,000      2,017,500


              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998
                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (C) ................   $13,500 $   10,732,500
 Esat Holdings Limited,
   0.0%, 2-1-2007 (C) ..................     3,000      2,250,000
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-2003 (C) .................     8,750      6,715,625
   12.25%, 9-1-2004 ....................     2,000      2,250,000
 ICG Holdings, Inc.,
   0.0%, 9-15-2005 (C) .................     6,250      5,328,125
 ITC ^ DeltaCom, Inc.,
   8.875%, 3-1-2008 (A) ................     2,400      2,484,000
 Intermedia Communications Inc.,
   8.5%, 1-15-2008 (A) .................     1,000      1,050,000
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (C)..................     6,000      4,905,000
 Iridium LLC:
   11.25%, 7-15-2005 (A) ...............     1,400      1,484,000
   13.0%, 7-15-2005 ....................     7,900      8,848,000
 Jacor Communications, Inc.,
   10.125%, 6-15-2006 ..................     2,000      2,190,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (A)(C) ...............     4,000      2,520,000
 LIN Television Corporation,
   8.375%, 3-1-2008 (A) ................     6,400      6,448,000
 Marcus Cable Co.,
   0.0%, 12-15-2005 (C) ................     5,500      4,991,250
 Marcus Cable Operating Company, L.P.,
   0.0%, 8-1-2004 (C) ..................    10,000      9,500,000
 Microcell Telecommunications Inc.:
   0.0%, 6-1-2006 (C) ..................    16,000     11,880,000
   0.0%, 10-15-2007 (C) ................     3,500      1,568,665
 Micron Custom Manufacturing Services, Inc.,
   9.75%, 3-1-2008 (A) .................     3,500      3,535,000
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (C) .................     7,500      7,218,750
   0.0%, 9-15-2007 (C) .................     2,500      1,675,000
   0.0%, 2-15-2008 (A)(C) ..............     6,400      4,088,000
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ....................     5,000      5,600,000
 Qwest Communications International Inc.,
   0.0%, 10-15-2007 (C) ................     2,750      2,021,250
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     4,000      4,430,000
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     7,500      7,668,750
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     3,500      3,867,500

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................   $ 3,425   $  3,579,125
 Satelites Mexicanos, S.A. de C.V.,
   10.125%, 11-1-2004 (A) ..............     1,750      1,802,500
 Sinclair Broadcasting Group,
   9.0%, 7-15-2007 .....................     4,000      4,170,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (C) .................     8,000      6,640,000
 Sullivan Broadcasting Company, Inc.,
   10.25%, 12-15-2005 ..................     1,000      1,082,500
 Telegroup, Inc.,
   0.0%, 11-1-2004 (C) .................     3,000      2,482,500
 Teleport Communications Group Inc.:
   9.875%, 7-1-2006 ....................     2,000      2,285,000
   0.0%, 7-1-2007 (C) ..................     9,000      7,762,500
 Telesystem International Wireless Inc.,
   0.0%, 11-1-2007 (A)(C) ..............     4,000      2,560,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................     4,500      4,747,500
 WinStar Communications, Inc.:
   0.0%, 10-15-2005 (Convertible) (A)(C)     3,400      4,828,000
   0.0%, 3-15-2008 (A)(C) ..............     3,000      3,075,000
   10.0%, 3-15-2008 (A).................     4,750      4,821,250
 WorldCom, Inc.:
   9.375%, 1-15-2004 ...................     5,883      6,234,215
   8.875%, 1-15-2006 ...................     5,534      6,031,949
   Total ...............................              245,789,117

Depository Institutions - 0.92%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................     5,750      6,109,375
   12.5%, 4-15-2003 ....................     3,500      4,007,500
   Total ...............................               10,116,875

Eating and Drinking Places - 0.56%
 Foodmaker, Inc.,
   9.25%, 3-1-99 .......................     2,500      2,531,250
 SC International Services, Inc.,
   9.25%, 9-1-2007 .....................     3,475      3,644,406
   Total ...............................                6,175,656




              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 1.57%
 Allied Waste Industries, Inc.,
   0.0%, 6-1-2007 (C) ..................   $ 5,000 $    3,675,000
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 ...................     7,250      8,047,500
 El Paso Electric Company,
   9.4%, 5-1-2011 ......................     5,000      5,634,450
   Total ...............................               17,356,950

Electronic and Other Electric Equipment - 4.40%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     4,000      4,470,000
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................     2,500      2,606,250
 DII Group, Inc. (The),
   8.5%, 9-15-2007 .....................     2,000      2,025,000
 Echostar Communications Corporation:
   0.0%, 3-15-2004 (C) .................     6,000      5,475,000
   0.0%, 6-1-2004 (C) ..................     3,500      3,360,000
 Electronic Retailing Systems
   International, Inc.,
   0.0%, 2-1-2004 (C) ..................     6,500      3,770,000
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 (A) ................     4,000      4,080,000
 InterCel, Inc.,
   0.0%, 2-1-2006 (C) ..................     5,000      3,906,250
 Motors and Gears, Inc.,
   10.75%, 11-15-2006 ..................     2,500      2,728,125
 Omnipoint Corporation,
   11.625%, 8-15-2006 ..................     5,000      5,500,000
 Phase Metrics, Inc.,
   10.75%, 2-1-2005 (A) ................     3,000      3,041,250
 Powertel, Inc.,
   11.125%, 6-1-2007 ...................     1,500      1,635,000
 Telex Communications, Inc.,
   10.5%, 5-1-2007 .....................     2,500      2,362,500
 Viasystems, Inc.,
   9.75%, 6-1-2007 .....................     3,500      3,657,500
   Total ...............................               48,616,875

Engineering and Management Services - 0.28%
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (A)(C) ..............     5,000      3,125,000

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Fabricated Metal Products - 2.24%
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................   $ 1,000 $    1,085,000
 Neenah Corporation,
   11.125%, 5-1-2007 ...................     5,500      6,105,000
 Nortek, Inc.,
   9.875%, 3-1-2004 ....................     7,000      7,280,000
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................     6,250      6,539,063
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     3,500      3,727,500
   Total ...............................               24,736,563

Food and Kindred Products - 1.40%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ....................     4,500      4,623,750
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-2006 ....................     3,500      3,648,750
 Eagle Family Foods, Inc.,
   8.75%, 1-15-2008 (A) ................     3,500      3,500,000
 Southern Foods Group, L.P.,
   9.875%, 9-1-2007 (A) ................     3,450      3,661,313
   Total ...............................               15,433,813

Food Stores - 0.89%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     5,000      5,175,000
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     4,750      4,631,250
   Total ...............................                9,806,250

Forestry - 0.37%
 U.S. Timberlands Company, L.P.,
   9.625%, 11-15-2007 ..................     3,850      4,032,875

General Building Contractors - 0.54%
 NVR L.P.,
   11.0%, 4-15-2003 ....................     5,500      5,926,250

Health Services - 3.91%
 Genesis ElderCare Acquisition Corp.,
   9.0%, 8-1-2007 (A) ..................     5,000      5,125,000
 Magellan Health Services, Inc.,
   9.0%, 2-15-2008 (A) .................     2,000      2,015,000
 Paragon Health Network, Inc.,
   9.5%, 11-1-2007 .....................     4,000      4,090,000

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Health Services (Continued)
 Prime Medical Services, Inc.,
   8.75%, 4-1-2008 (A) .................   $ 1,000 $    1,007,500
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ....................     8,000      8,440,000
 Tenet Healthcare Corporation:
   9.625%, 9-1-2002 ....................     7,500      8,193,750
   10.125%, 3-1-2005 ...................     6,000      6,570,000
   8.625%, 1-15-2007 ...................     7,500      7,781,250
   Total ...............................               43,222,500

Holding and Other Investment Offices - 1.51%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     8,000      9,090,000
 LTC Properties, Inc., Convertible:
   8.5%, 1-1-2000 ......................     3,000      3,851,250
   8.5%, 1-1-2001 ......................     3,000      3,723,750
   Total ...............................               16,665,000

Hotels and Other Lodging Places - 2.87%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ....................     3,250      3,469,375
 CapStar Hotel Company,
   8.75%, 8-15-2007 ....................     2,500      2,600,000
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ....................     6,000      6,315,000
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     4,000      4,260,000
   9.75%, 4-1-2007 .....................     2,500      2,700,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .....................     9,000      9,607,500
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     2,500      2,781,250
   Total ...............................               31,733,125

Industrial Machinery and Equipment - 3.95%
 American Standard Inc.:
   0.0%, 6-1-2005 (C) ..................    12,250     12,617,500
   9.25%, 12-1-2016 ....................     1,700      1,759,500
 Anchor Lamina Inc. and
   Anchor Lamina America, Inc.,
   9.875%, 2-1-2008 (A).................     1,500      1,526,250
 Axiohm Transaction Solutions, Inc.,
   9.75%, 10-1-2007 ....................     2,000      2,040,000
 Columbus McKinnon Corporation,
   8.5%, 4-1-2008 (A) ..................     2,000      2,015,000

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment (Continued)
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (C) .................   $11,000 $    7,590,000
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 (A) ...............     4,500      4,770,000
 Paragon Corporate Holdings, Inc.,
   9.625%, 4-1-2008 (A) ................     3,000      2,992,500
 Terex Corporation,
   8.875%, 4-1-2008 (A) ................     6,000      6,030,000
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     2,400      2,352,000
   Total ...............................               43,692,750

Instruments and Related Products - 1.60%
 Cole National Group, Inc.,
   9.875%, 12-31-2006...................     4,500      4,882,500
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     9,250     10,221,250
 Universal Hospital Services, Inc.,
   10.25%, 3-1-2008 (A) ................     2,500      2,525,000
   Total ...............................               17,628,750

Miscellaneous Manufacturing Industries - 0.65%
 Amscan Holdings Inc.,
   9.875%, 12-15-2007 (A) ..............     3,400      3,561,500
 Hedstrom Corporation,
   10.0%, 6-1-2007 .....................     3,500      3,596,250
   Total ...............................                7,157,750

Miscellaneous Retail - 1.41%
 Big 5 Corp.,
   10.875%, 11-15-2007 .................     2,500      2,568,750
 Michaels Stores, Inc.:
   6.75%, 1-15-2003 (Convertible).......     1,000      1,105,000
   10.875%, 6-15-2006 ..................     7,800      8,736,000
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     3,000      3,198,750
   Total ...............................               15,608,500

Motion Pictures - 2.18%
 AMC Entertainment, Inc.,
   9.5%, 3-15-2009 .....................     4,200      4,431,000
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 (A) ...............     7,300      7,957,000
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .......................     3,900      3,900,000

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Motion Pictures (Continued)
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ..................   $ 4,000 $    4,330,000
 Regal Cinemas, Inc.,
   8.5%, 10-1-2007 .....................     3,425      3,476,375
   Total ...............................               24,094,375

Nondepository Institutions - 0.22%
 Delta Financial Corporation,
   9.5%, 8-1-2004 ......................     2,500      2,468,750

Oil and Gas Extraction - 2.19%
 Coho Energy, Inc.,
   8.875%, 10-15-2007 ..................     7,000      6,580,000
 Cross Timbers Oil,
   8.75%, 11-1-2009 ....................     2,400      2,460,000
 Falcon Drilling, Inc.,
   9.75%, 1-15-2001 ....................     5,500      5,720,000
 Kelley Oil & Gas Corporation,
   10.375%, 10-15-2006 .................     3,500      3,648,750
 Pride Petroleum Services, Inc.,
   9.375%, 5-1-2007 ....................     2,000      2,130,000
 Vintage Petroleum, Inc.:
   9.0%, 12-15-2005 ....................     2,500      2,606,250
   8.625%, 2-1-2009 ....................     1,000      1,037,500
   Total ...............................               24,182,500

Paper and Allied Products - 2.02%
 Container Corporation of America,
   11.25%, 5-1-2004 ....................     3,500      3,797,500
 Four M Corporation,
   12.0%, 6-1-2006 .....................     3,000      3,191,250
 Huntsman Packaging Corporation,
   9.125%, 10-1-2007 (A) ...............     1,500      1,531,875
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     3,500      3,762,500
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 (A) ...............     3,000      3,052,500
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 ....................     2,000      2,110,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (A)(C) ..............     5,750      3,220,000
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .....................     1,725      1,707,750
   Total ...............................               22,373,375

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Personal Services - 0.35%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 ...................   $ 3,500 $    3,850,000

Primary Metal Industries - 1.39%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     3,000      3,180,000
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................     3,950      4,266,000
   10.75%, 6-1-2005 ....................     1,000      1,063,750
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 (A) ...............     6,750      6,851,250
   Total ...............................               15,361,000

Printing and Publishing - 2.19%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     4,000      4,340,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     5,000      5,125,000
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 (A) .............     5,250      5,525,625
 Viacom International, Inc.,
   8.0%, 7-7-2006 ......................     9,000      9,191,250
   Total ...............................               24,181,875

Railroad Transportation - 0.30%
 TFM, S.A. de C.V.:
   10.25%, 6-15-2007 ...................     1,000      1,042,500
   0.0%, 6-15-2009 (C) .................     3,500      2,257,500
   Total ...............................                3,300,000

Real Estate - 0.30%
 Delco Remy International, Inc.,
   10.625%, 8-1-2006 ...................     3,000      3,300,000

Rubber and Miscellaneous Plastics Products - 1.32%
 Burke Industries, Inc.,
   10.0%, 8-15-2007 ....................     1,500      1,599,375
 Furon Company,
   8.125%, 3-1-2008 (A) ................     1,900      1,916,625
 Graham Packaging Company and GPC Capital Corp. I,
   8.75%, 1-15-2008 (A) ................     7,000      7,105,000
 Graham Packaging Holdings Company and
   GPC Capital Corp. II,
   0.0%, 1-15-2009 (A)(C) ..............     2,000      1,270,000

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Rubber and Miscellaneous Plastics Products (Continued)
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................   $ 2,500 $    2,712,500
   Total ...............................               14,603,500

Social Services - 0.28%
 KinderCare Learning Centers, Inc.,
   9.5%, 2-15-2009 .....................     3,000      3,078,750

Textile Mill Products - 3.08%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     3,500      3,832,500
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................    11,000     12,375,000
 Delta Mills, Inc.,
   9.625%, 9-1-2007 (A) ................     5,725      5,968,312
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 (A) ................     9,000      9,135,000
 Glenoit Corporation,
   11.0%, 4-15-2007 (A) ................     2,500      2,731,250
   Total ...............................               34,042,062

Transportation Equipment - 0.63%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ..................     4,000      3,840,000
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     3,000      3,165,000
   Total ...............................                7,005,000

Transportation Services - 0.64%
 Holt Group, Inc. (The),
   9.75%, 1-15-2006 (A) ................     1,000      1,015,000
 Transportacion Maritima Mexicana, S.A. de C.V.,
   10.0%, 11-15-2006 ...................     6,100      6,107,625
   Total ...............................                7,122,625

Trucking and Warehousing - 0.72%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,500      1,657,500
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     6,000      6,322,500
   Total ...............................                7,980,000

Water Transportation - 0.43%
 Equimar Shipholdings Ltd.,
   9.875%, 7-1-2007 ....................     5,000      4,712,500

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Durable Goods - 1.58%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ..................   $ 2,500 $    2,687,500
 Aviation Sales Company,
   8.125%, 2-15-2008 (A) ...............       900        886,500
 Exide Corporation,
   10.0%, 4-15-2005 ....................     7,500      7,856,250
 Holmes Products Corp.,
   9.875%, 11-15-2007 (A) ..............     2,000      2,075,000
 Sealy Mattress Company,
   0.0%, 12-15-2007 (A)(C) .............     6,000      3,960,000
   Total ...............................               17,465,250

Wholesale Trade - Nondurable Goods - 3.45%
 Color Spot Nurseries Inc.,
   10.5%, 12-15-2007 ...................     4,000      4,005,000
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................     3,500      3,771,250
 Corporate Express, Inc.,
   9.125%, 3-15-2004 ...................     5,000      5,150,000
 Fleming Companies, Inc.,
   10.5%, 12-1-2004 ....................     3,500      3,753,750
 Gaylord Container Corporation,
   9.375%, 6-15-2007 (A) ...............     7,000      7,017,500
 LaRoche Industries Inc.,
   9.5%, 9-15-2007 (A) .................     4,000      3,960,000
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 (A) ................     6,000      6,000,000
 Pharmerica Inc.,
   8.375%, 4-1-2008 (A) ................     2,000      2,020,000
 Richmont Marketing Specialists Inc.,
   10.125%, 12-15-2007 (A) .............     2,400      2,502,000
   Total ...............................               38,179,500

TOTAL CORPORATE DEBT SECURITIES - 86.26%           $  953,207,961
 (Cost: $899,273,047)

              See Notes to Schedule of Investments on pages 22-25.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value
SHORT-TERM SECURITIES
Electric, Gas and Sanitary Services - 0.41%
 Bay State Gas Co.,
   5.54%, 4-17-98 ......................   $ 4,500 $    4,488,920

Food and Kindred Products - 0.08%
 General Mills, Inc.,
   5.5425% Master Note .................       888        888,000

Industrial Machinery and Equipment - 0.33%
 Ingersoll-Rand Company,
   5.59%, 4-6-98 .......................     3,705      3,702,123

Insurance Carriers - 0.70%
 Transamerica Finance Corp.,
   5.48%, 4-9-98 .......................     7,775      7,765,532

Oil and Gas Extraction - 0.59%
 Enron Corp.,
   5.65%, 4-9-98 .......................     6,490      6,481,851

Printing and Publishing - 1.99%
 Viacom International Inc.:
   6.0%, 4-3-98 ........................     7,660      7,657,447
   5.92%, 4-6-98 .......................     4,380      4,376,399
   5.85%, 4-17-98 ......................    10,000      9,974,000
   Total ...............................               22,007,846

Textile Mill Products - 0.04%
 Sara Lee Corporation,
   5.5375%, Master Note ................       408        408,000

Tobacco Products - 0.70%
 B.A.T. Capital Corp.,
   5.65%, 4-17-98 ......................     7,785      7,765,451

Wholesale Trade - Nondurable Goods - 0.44%
 Safeway Inc.,
   5.72%, 4-14-98 ......................     4,835      4,825,013

TOTAL SHORT-TERM SECURITIES - 5.28%                $   58,332,736
 (Cost: $58,332,736)

TOTAL INVESTMENT SECURITIES - 99.86%               $1,103,496,601
 (Cost: $1,026,719,380)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.14%       1,593,723

NET ASSETS - 100.00%                               $1,105,090,324

              See Notes to Schedule of Investments on pages 22-25.

UNITED HIGH INCOME FUND, INC.
MARCH 31, 1998

Notes to Schedule of Investments
 *No income dividends were paid during the preceding 12 months.
(A)  As of March 31, 1998, the following restricted securities were owned:

                               Principal
                   Acquisition  Amount                  Market
     Security         Date      in 000's    Cost        Value
     --------      ----------- --------------------------------
  Esat Holdings Limited,
     Warrants          1/20/97     3,000$     90,757$    120,000
  Fitzgeralds Gaming
     Corporation,    3/8/94 to
     Warrants         12/15/95    17,500   541,065     105,000
  Heartland Wireless
     Communications,
     Inc., Warrants    4/20/95    12,000    74,000         120
  IntelCom Group Inc.,
     Warrants          12/8/95    20,625    80,225     644,531
  Iridium LLC, Warrants7/11/97     3,500   198,086     857,500
                       7/15/97     3,000   170,483     735,000
  Microcell Telecommunications
     Inc., Warrants    6/13/96    58,000   710,466   1,080,540
  SF Holdings Group,
     Inc., Units       3/11/98       200 1,800,000   1,837,500
  ACME Television, LLC,
     0.0%, 9-30-2004   9/24/97    $7,400 5,385,942   6,086,500
  AEI Holding Company, Inc.,
     10.0%, 11-15-2007 11/6/97     2,250 2,250,000   2,373,750
  Allegiance Telecom, Inc., Units,
     0.0%, 2-15-2008   1/29/98     6,000 3,377,220   3,480,000
  Amscan Holdings Inc.,
     9.875%, 12-15-200712/15/97    2,400 2,400,000   2,514,000
                        1/9/98     1,000 1,038,750   1,047,500
  Anchor Lamina Inc. and
     Anchor Lamina America, Inc.,
     9.875%, 2-1-2008  1/30/98     1,500 1,500,000   1,526,250
  Aviation Sales Company,
     8.125%, 2-15-2008 2/11/98       900   894,555     886,500
  Chattem, Inc.,
     8.875%, 4-1-2008  3/20/98     2,000 2,000,000   2,030,000
  Columbus McKinnon Corporation,
     8.5%, 4-1-2008    3/26/98     2,000 1,994,680   2,015,000
  Concentric Network Corporation, Units,
     12.75%, 12-15-2007 12/15/97   4,000 4,000,000   4,600,000
  Crown Castle International Corp.,
     0.0%, 11-15-2007 11/20/97     3,000 1,792,950   2,017,500
  Delta Mills, Inc.,
     9.625%, 9-1-2007  8/20/97     4,225 4,241,250   4,404,562
                       8/21/97     1,500 1,507,500   1,563,750
  Diamond Triumph Auto Glass, Inc.,
     9.25%, 4-1-2008   3/25/98     2,000 2,000,000   2,032,500
  Eagle Family Foods, Inc.,
     8.75%, 1-15-2008  2/10/98     3,500 3,530,625   3,500,000
  Elgar Holdings, Inc.,
     9.875%, 2-1-2008  1/30/98     4,000 4,000,000   4,080,000
  Frank's Nursery & Crafts, Inc.,
     10.25%, 3-1-2008  2/23/98     5,650 5,650,000   5,621,750
  Furon Company,
     8.125%, 3-1-2008  2/26/98     1,900 1,900,000   1,916,625
  Galey & Lord, Inc.,
     9.125%, 3-1-2008  2/19/98
                    to 2/27/98     9,000 8,979,375   9,135,000
  Gaylord Container Corporation,
     9.375%, 6-15-2007 2/13/98     6,000 6,000,000   6,015,000
                       2/18/98     1,000   991,250   1,002,500
  Genesis ElderCare Acquisition Corp.,
     9.0%, 8-1-2007     8/4/97     3,500 3,480,575   3,587,500
                       9/10/97     1,500 1,481,250   1,537,500
  Glenoit Corporation,
     11.0%, 4-15-2007  3/26/97     2,500 2,495,225   2,731,250
  Graham Packaging Company and GPC
     Capital Corp. I,
     8.75%, 1-15-2008  1/23/98     3,000 3,000,000   3,045,000
                       1/26/98     4,000 4,062,500   4,060,000
  Graham Packaging Holdings Company and
     GPC Capital Corp. II,
     0.0%, 1-15-2009   1/26/98     2,000 1,255,000   1,270,000
  Hollywood Theaters, Inc.,
     10.625%, 8-1-20077/31/97 to
                       1/16/98     7,300 7,674,250   7,957,000
  Holmes Products Corp.,
     9.875%, 11-15-2007 11/19/97   2,000 2,000,000   2,075,000
  Holt Group, Inc. (The),
     9.75%, 1-15-2006  1/14/98     1,000 1,000,000   1,015,000
  Huntsman Packaging Corporation,
     9.125%, 10-1-2007 9/29/97     1,500 1,530,000   1,531,875
  ITC ^ DeltaCom, Inc.,
     8.875%, 3-1-2008  2/26/98     2,400 2,397,600   2,484,000
  Intermedia Communications Inc.,
     8.5%, 1-15-2008    1/8/98     1,000 1,025,000   1,050,000
  Iridium LLC,
     11.25%, 7-15-2005 10/9/97     1,400 1,400,000   1,484,000
  LIN Holdings Corp.,
     0.0%, 3-1-2008    2/18/98     4,000 2,457,000   2,520,000
  LIN Television Corporation,
     8.375%, 3-1-2008  2/18/98     6,400 6,385,024   6,448,000
  LaRoche Industries Inc.,
     9.5%, 9-15-2007   9/18/97     4,000 3,982,080   3,960,000
  Magellan Health Services, Inc.,
     9.0%, 2-15-2008    2/5/98     2,000 2,000,000   2,015,000
  Micron Custom Manufacturing Services, Inc.,
     9.75%, 3-1-2008   2/19/98     3,500 3,500,000   3,535,000
  National Equipment Services, Inc.,
     10.0%, 11-30-200411/20/97     4,000 3,950,680   4,240,000
                       1/14/98       500   511,875     530,000
  Nebraska Book Company, Inc.,
     8.75%, 2-15-2008  2/10/98     5,000 5,010,313   5,000,000
                       2/19/98     1,000 1,000,000   1,000,000
  Nextel Communications, Inc.,
     0.0%, 2-15-2008   2/10/98     6,400 3,952,000   4,088,000
  Outsourcing Services Group, Inc.,
     10.875%, 3-1-2006 2/26/98     3,000 3,000,000   3,052,500
  Paragon Corporate Holdings, Inc.,
     9.625%, 4-1-2008  3/27/98     3,000 3,000,000   2,992,500
  Perry-Judd's Incorporated,
     10.625%, 12-15-200712/10/97
                     to 2/9/98     5,250 5,418,750   5,525,625
  Pharmerica Inc.,
     8.375%, 4-1-2008  3/25/98     2,000 2,000,000   2,020,000
  Phase Metrics, Inc.,
     10.75%, 2-1-2005  1/23/98     3,000 3,000,000   3,041,250
  Pillowtex Corporation,
     9.0%, 12-15-2007 12/15/97     2,500 2,500,000   2,606,250
                      12/16/97     1,750 1,780,625   1,824,375
  Prime Medical Services, Inc.,
     8.75%, 4-1-2008   3/24/98     1,000   995,000   1,007,500
  Richmont Marketing Specialists Inc.,
     10.125%, 12-15-2007 12/16/97  2,400 2,400,000   2,502,000
  SF Holdings Group, Inc.,
     0.0%, 3-15-2008    3/5/98     3,000 1,615,380   1,680,000
                        3/6/98     2,750 1,519,375   1,540,000
  Safelite Glass Corp.,
     9.875%, 12-15-200612/13/96
                    to 3/25/98     4,750 4,904,375   5,070,625
  Satelites Mexicanos, S.A. de C.V.,
     10.125%, 11-1-20041/22/98     1,750 1,750,000   1,802,500
  Sealy Mattress Company,
     0.0%, 12-15-2007 12/11/97     5,000 2,947,150   3,300,000
                       2/13/98     1,000   660,000     660,000
  Southern Foods Group, L.P.,
     9.875%, 9-1-2007  8/27/97     3,450 3,450,000   3,661,313
  Telesystem International Wireless Inc.,
     0.0%, 11-1-2007  10/22/97     4,000 2,396,600   2,560,000
  Terex Corporation,
     8.875%, 4-1-2008  3/24/98     5,000 5,030,760   5,025,000
                       3/27/98     1,000 1,006,250   1,005,000
  United International Holdings, Inc.,
     0.0%, 2-15-2008   1/30/98     5,000 2,953,450   3,125,000
  Universal Hospital Services, Inc.,
     10.25%, 3-1-2008  2/23/98     2,500 2,500,000   2,525,000
  Wheeling-Pittsburgh Corporation,
     9.25%, 11-15-2007 3/31/98     6,750 6,876,563   6,851,250
  WinStar Communications, Inc.:
     0.0%, 10-15-2005 (Convertible)
                       10/9/97     1,900 1,691,000   2,698,000
                      10/14/97     1,500 1,402,500   2,130,000
     0.0%, 3-15-2008   3/25/98     3,000 3,090,000   3,075,000
     10.0%, 3-15-2008  3/17/98     4,750 4,750,000   4,821,250
                                        ------------------------
                                        $207,287,329$216,494,941
                                        ========================
     The total market value of restricted securities represents 19.59% of the total net assets at March 31, 1998.

(B) Each Unit of SF Holdings consists of one share of 13.75% exchangeable preferred stock due 2009 and 37 shares of class C common stock, par value $0.001 per share.
(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D) Each Unit of Allegiance Telecom consists of one 11.75% senior discount note due 2008 and one warrant to purchase 0.0034224719 shares of common stock, par value $0.01 per share.
(E) Each Unit of Concentric Network consists of $1,000 principal amount of 12.75% senior notes due 2007 and one warrant to purchase 6.34 shares of common stock, par value $0.001 per share.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

Assets
 Investment securities -- at value
   (Notes 1 and 3) ............................... $1,103,496,601
 Cash  ...........................................      4,048,564
 Receivables:
   Dividends and interest ........................     18,505,330
   Investment securities sold ....................      1,798,125
   Fund shares sold ..............................      1,296,975
 Prepaid insurance premium  ......................         58,995
                                                   --------------
    Total assets  ................................  1,129,204,590
                                                   --------------
Liabilities
 Payable for investment securities purchased  ....     18,647,125
 Payable to Fund shareholders  ...................      4,872,187
 Accrued service fee (Note 2)  ...................        216,063
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................         94,265
 Accrued management fee (Note 2)  ................         16,428
 Accrued accounting services fee (Note 2)  .......          8,333
 Other  ..........................................        259,865
                                                   --------------
    Total liabilities  ...........................     24,114,266
                                                   --------------
      Total net assets ........................... $1,105,090,324
                                                   ==============
Net Assets
 $1.00 par value capital stock
   Capital stock ................................. $  110,049,097
   Additional paid-in capital ....................  1,247,310,804
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income      1,438,004
   Accumulated undistributed net realized
    loss on investment transactions  .............   (330,484,802)
   Net unrealized appreciation in value of
    investments  .................................     76,777,221
                                                   --------------
    Net assets applicable to outstanding
      units of capital ........................... $1,105,090,324
                                                   ==============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................         $10.04
 Class Y  ..........................................         $10.04
Capital shares outstanding
 Class A  ..........................................    109,727,436
 Class Y  ..........................................        321,661
Capital shares authorized ..........................    500,000,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended MARCH 31, 1998

Investment Income
 Income (Note 1B):
   Interest and amortization .......................  $95,066,857
   Dividends .......................................    2,225,546
                                                     ------------
    Total income  ..................................   97,292,403
                                                     ------------
 Expenses (Note 2):
   Investment management fee .......................    5,773,843
   Service fee - Class A ...........................    1,501,001
   Transfer agency and dividend disbursing - Class A    1,254,940
   Accounting services fee .........................       98,750
   Custodian fees ..................................       21,219
   Audit fees ......................................       20,112
   Legal fees ......................................       12,272
   Shareholder servicing - Class Y .................        5,806
   Other ...........................................      203,542
                                                     ------------
    Total expenses  ................................    8,891,485
                                                     ------------
      Net investment income ........................   88,400,918
                                                     ------------
Realized and Unrealized Gain on
 Investments (Notes 1 and 3)
 Realized net gain on investments  .................   22,509,321
 Unrealized appreciation in value of
   investments during the period ...................   62,829,531
                                                     ------------
    Net gain on investments  .......................   85,338,852
                                                     ------------
      Net increase in net assets resulting
       from operations  ............................ $173,739,770
                                                     ============


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                        For the fiscal year ended
                                               March 31,
                                    -----------------------------
                                          1998           1997
                                    -------------- --------------
Increase in Net Assets
 Operations:
   Net investment income ..........   $ 88,400,918   $ 85,269,812
   Realized net gain (loss) on
    investments ...................     22,509,321     (7,693,608)
   Unrealized appreciation ........     62,829,531     24,040,694
                                    --------------   ------------
    Net increase in net assets
      resulting from operations ...    173,739,770    101,616,898
                                    --------------   ------------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ........................    (88,014,345)   (84,491,972)
   Class Y ........................       (261,200)      (215,341)
                                    --------------   ------------
                                       (88,275,545)   (84,707,313)
                                    --------------   ------------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (11,406,679 and 7,938,016
      shares, respectively) .......    110,946,406     73,281,406
    Class Y (43,283 and 110,412
      shares, respectively) .......        422,656      1,032,687
   Proceeds from reinvestment
    of dividends:
    Class A (7,636,167 and
      7,657,636  shares, respectively)  74,065,059     70,375,216
    Class Y (26,963 and 23,378
      shares, respectively) .......        261,200        215,342
   Payments for shares redeemed:
    Class A (15,583,034 and 16,195,182
      shares, respectively) .......   (151,632,299)  (149,178,639)
    Class Y (85,087 and 33,578
      shares, respectively) .......       (823,804)      (313,944)
                                    --------------   ------------
      Net increase (decrease) in net assets
       resulting from capital share
       transactions  ..............     33,239,218     (4,587,932)
                                    --------------   ------------
      Total increase ..............    118,703,443     12,321,653
Net Assets
 Beginning of period  .............    986,386,881    974,065,228
                                    --------------   ------------
 End of period, including
   undistributed net investment
   income of $1,438,004 and
   $1,312,631, respectively ....... $1,105,090,324   $986,386,881
                                    ==============   ============
                 *See "Financial Highlights" on pages    -   .
                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                              For the fiscal year ended March 31,
                             ------------------------------------
                               1998   1997    1996   1995    1994
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of period         $ 9.25  $9.09   $8.70  $9.20   $9.21
                             ------  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........           0.82   0.80    0.79   0.80    0.80
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.79   0.16    0.40  (0.51)  (0.01)
                             ------  -----   -----  -----   -----
Total from investment
 operations  .......           1.61   0.96    1.19   0.29    0.79
                             ------  -----   -----  -----   -----
Less dividends
 from net
 investment income .          (0.82) (0.80)  (0.80) (0.79)  (0.80)
                             ------  -----   -----  -----   -----
Net asset value,
 end of period  ....         $10.04  $9.25   $9.09  $8.70   $9.20
                             ======  =====   =====  =====   =====
Total return* ......          18.03% 10.94%  14.16%  3.41%   8.69%
Net assets, end
 of period (000
 omitted)  .........       $1,101,860$983,273$971,916$933,576$1,006,619
Ratio of expenses to
 average net assets            0.84%  0.89%   0.85%  0.84%   0.78%
Ratio of net investment
 income to average
 net assets  .......           8.38%  8.68%   8.74%  9.07%   8.51%
Portfolio turnover
 rate  .............          63.40% 53.17%  41.67% 18.94%  54.80%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                                                  For the
                     For the fiscal year           period
                        ended March 31,           from 1/4/96*
                   -----------------------        through
                       1998           1997        3/31/96
                   --------        --------       --------
Net asset value,
 beginning of period $ 9.25          $9.10          $9.19
                     ------          -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.82           0.81           0.20
 Net realized and
   unrealized gain (loss)
   on investments...   0.79           0.15          (0.10)
                     ------          -----          -----
Total from investment
 operations ........   1.61           0.96           0.10
                     ------          -----          -----
Less dividends
 from net
 investment income .  (0.82)         (0.81)         (0.19)
                     ------          -----          -----
Net asset value,
 end of period ..... $10.04          $9.25          $9.10
                     ======          =====          =====
Total return .......  18.13%         11.07%          1.00%
Net assets, end of
 period (000
 omitted)  ......... $3,230         $3,114         $2,149
Ratio of expenses
 to average net
 assets ............   0.77%          0.77%          0.80%**
Ratio of net
 investment income
 to average net
 assets ............   8.46%          8.78%          8.55%**
Portfolio
 turnover rate .....  63.40%         53.17%         41.67%**

 *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

NOTE 1 -- Significant Accounting Policies

     United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $19.8 billion of combined net assets at March 31, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10           $      0
          From $   10 to $   25           $ 10,000
          From $   25 to $   50           $ 20,000
          From $   50 to $  100           $ 30,000
          From $  100 to $  200           $ 40,000
          From $  200 to $  350           $ 50,000
          From $  350 to $  550           $ 60,000
          From $  550 to $  750           $ 70,000
          From $  750 to $1,000           $ 85,000
               $1,000 and Over            $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $2,719,457, out of which W&R paid sales commissions of $1,571,709 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $39,523, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $658,634,325 while proceeds from maturities and sales aggregated $615,099,277. Purchases of short-term securities aggregated $1,018,086,946 while proceeds from maturities and sales of short-term securities aggregated $1,034,129,424. There were no purchases or sales of U.S. Government securities during the period.

     For Federal income tax purposes, cost of investments owned at March 31, 1998 was $1,025,952,606, resulting in net unrealized appreciation of $77,543,995, of which $80,729,832 related to appreciated securities and $3,185,837 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital gain net income of $22,253,510 during its fiscal year ended March 31, 1998, which was entirely offset by utilization of capital loss carryovers. Capital loss carryovers aggregated $331,251,576 at March 31, 1998 and expire as follows:
$171,001,917 through March 31, 1999; $114,024,403 at March 31, 2000; $17,962,753
at March 31, 2003; $20,841,730 at March 31, 2004; and $7,420,773 at March 31,
2005.

NOTE 5 -- Multiclass Operations

     On July 31, 1995, the Fund was authorized to offer investors two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund, Inc. (the "Fund") as of March 31, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. The financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers or other alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United High Income Fund, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
May 8, 1998

INCOME TAX INFORMATION

The amounts of the dividends below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which the dividends were received or reinvested.

                        PER-SHARE AMOUNTS REPORTABLE AS:
          --------------------------------------------------------------------
                           For Individuals                 For Corporations
                  --------------------------------------------------------------
-
  Record         OrdinaryLong-Term Capital Gain              Non- Long-Term
    Date    Total  Income   28% Rate 20% RateQualifyingQualifyingCapital Gain
----------- -------------   -------- ---------------------------------------
                                    Class A
04-11-97   $0.066 $0.0660        $--      $--   $0.0013   $0.0647       $--
05-16-97    0.066  0.0660         --       --    0.0016    0.0644        --
06-13-97    0.066  0.0660         --       --    0.0016    0.0644        --
07-11-97    0.066  0.0660         --       --    0.0016    0.0644        --
08-15-97    0.066  0.0660         --       --    0.0016    0.0644        --
09-12-97    0.066  0.0660         --       --    0.0016    0.0644        --
10-17-97    0.066  0.0660         --       --    0.0016    0.0644        --
11-14-97    0.066  0.0660         --       --    0.0016    0.0644        --
12-12-97    0.090  0.0660         --       --    0.0021    0.0879        --
01-16-98    0.066  0.0660         --       --    0.0019    0.0641        --
02-13-98    0.066  0.0660         --       --    0.0019    0.0641        --
03-13-98    0.066  0.0660         --       --    0.0019    0.0641        --
           ------ -------    -------  -------   -------   -------   -------
Total      $0.816 $0.8160         --      $--   $0.0203   $0.7957       $--
           ====== =======    =======  =======   =======   =======   =======

                                    Class Y
04-11-97   $0.067 $0.0670        $--      $--   $0.0013   $0.0657       $--
05-16-97    0.066  0.0660         --       --    0.0016    0.0644        --
06-13-97    0.067  0.0670         --       --    0.0016    0.0654        --
07-11-97    0.066  0.0660         --       --    0.0016    0.0644        --
08-15-97    0.067  0.0670         --       --    0.0016    0.0654        --
09-12-97    0.067  0.0670         --       --    0.0016    0.0654        --
10-17-97    0.067  0.0670         --       --    0.0016    0.0654        --
11-14-97    0.066  0.0660         --       --    0.0016    0.0644        --
12-12-97    0.091  0.0910         --       --    0.0022    0.0888        --
01-16-98    0.067  0.0670         --       --    0.0019    0.0651        --
02-13-98    0.066  0.0660         --       --    0.0019    0.0641        --
03-13-98    0.067  0.0670         --       --    0.0019    0.0651        --
           ------ -------    -------  -------   -------   -------   -------
Total      $0.824 $0.8240        $--      $--   $0.0204   $0.8036       $--
           ====== =======    =======  =======   =======   =======   =======

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

Shareholder Meeting Results

A special meeting of shareholders of United High Income Fund, Inc. was held on July 24, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors;
                                                       Broker
                                  For     WithheldNon-Votes*
      Henry L. Bellmon        58,364,186 1,025,132         0
      Dodds I. Buchanan       58,430,514   958,804         0
      James M. Concannon      58,439,918   949,400         0
      John A. Dillingham      58,428,653   960,665         0
      Linda Graves            58,364,168 1,025,150         0
      John F. Hayes           58,362,142 1,027,176         0
      Glendon E. Johnson      58,377,525 1,011,793         0
      William T. Morgan       58,397,438   991,880         0
      Ronald K. Richey        58,385,090 1,004,228         0
      William L. Rogers       58,425,968   963,350         0
      Frank J. Ross, Jr.      58,428,795   960,523         0
      Eleanor B. Schwartz     58,420,717   968,601         0
      Keith A. Tucker         58,376,208 1,013,110         0
      Frederick Vogel III     58,439,148   950,170         0
      Paul S. Wise            58,374,120 1,015,198         0

Item 2.To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
               For     Against   AbstainNon-Votes*
          56,483,565   226,738 2,679,015         0

Item 3.To approve or disapprove changes to the following fundamental investment policies and restrictions:

       3.1  Elimination of Fundamental Restrictions Regarding Restricted
            Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          54,236,725 1,070,441 4,042,698    39,454

       3.2 Modification of Fundamental Restriction Regarding Diversification of Assets
                                            Broker
               For     Against   AbstainNon-Votes*
          54,251,129 1,055,340 4,043,395    39,454
       3.3  Elimination of Fundamental Restrictions Regarding Unseasoned
            Issuers
                                            Broker
               For     Against   AbstainNon-Votes*
          54,235,412 1,070,558 4,043,894    39,454

       3.4 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                            Broker
               For     Against   AbstainNon-Votes*
          54,204,197 1,101,816 4,043,851    39,454

       3.5 Elimination of Fundamental Restrictions Regarding Mortgaging or Pledging Securities
                                            Broker
               For     Against   AbstainNon-Votes*
         54,241,008 1,066,158 4,042,698    39,454

       3.6 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          54,234,758 1,072,408 4,042,698    39,454

       3.7 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          54,255,930 1,049,821 4,044,113    39,454

       3.8 Elimination of Fundamental Restriction Regarding Investment in Warrants and Rights
                                            Broker
               For     Against   AbstainNon-Votes*
          54,243,004 1,062,747 4,044,113    39,454

       3.9 Elimination of Fundamental Restrictions Regarding Arbitrage Transactions
                                            Broker
               For     Against   AbstainNon-Votes*
          54,252,201 1,053,454 4,044,209    39,454

       3.10 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                            Broker
               For     Against   AbstainNon-Votes*
          54,203,269 1,102,797 4,043,798    39,454

       3.11 Modification of Fundamental Policy Regarding Loans
                                            Broker
               For     Against   AbstainNon-Votes*
          54,226,665 1,071,972 4,051,227    39,454

Item 4.To amend the terms of the service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                                            Broker
               For     Against   AbstainNon-Votes*
          52,398,645 1,461,937 5,216,913     6,163

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Carl E. Sturgeon, Vice President





This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.





To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.

















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1009A(3-98)

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